Fair Value of Financial Assets and Liabilities - Schedule of Fair Value of Warrants Issued (Details)			12 Months Ended
	Jul. 16, 2021 $ / shares		Dec. 31, 2020 $ / shares		Mar. 31, 2022 ClinicalTrial $ / shares	Dec. 31, 2021	Dec. 31, 2021 $ / shares	Dec. 31, 2021 ClinicalTrial	Dec. 31, 2021
Dragasac Warrant
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Exercise price	$ 6.77	[1]	$ 6.77	[1]			$ 6.77
Term	3 years 8 months 1 day
Series B Preferred Stock
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Exercise price	$ 7.53	[2]	7.53	[2]			7.53
Term	3 years 8 months 1 day
Minimum | Dragasac Warrant
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value of common stock	$ 9.66		$ 4.17
Term			3 months 29 days
Minimum | Series B Preferred Stock
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value of common stock	9.66		$ 4.17
Term			3 months 29 days
Maximum | Dragasac Warrant
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value of common stock	10.2		$ 6.95
Term			1 year 3 months 29 days
Maximum | Series B Preferred Stock
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value of common stock	10.2		$ 6.95
Term			1 year 3 months 29 days
Sponsors Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Purchase price	10.2				$ 8.71		5.12
Exercise price	$ 11.5				$ 11.5		$ 11.5
Term	5 years				4 years 3 months 18 days	4 years 6 months
Dividend Yield | Sponsors Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants input	0				0			0	0
Risk-Free Interest Rate | Dragasac Warrant
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants input	0.6
Risk-Free Interest Rate | Series B Preferred Stock
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants input	0.6
Risk-Free Interest Rate | Minimum | Dragasac Warrant
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants input			0.09
Risk-Free Interest Rate | Minimum | Series B Preferred Stock
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants input			0.09
Risk-Free Interest Rate | Maximum | Dragasac Warrant
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants input			0.1
Risk-Free Interest Rate | Maximum | Series B Preferred Stock
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants input			0.1
Risk-Free Interest Rate | Sponsors Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants input	0.79				2.43			1.19	1.19
Volatility | Dragasac Warrant
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants input	54		90
Volatility | Series B Preferred Stock
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants input	54		90
Volatility | Sponsors Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants input	50				53			63	63

[1]	The exercise price is the lower of $6.77 per share or 80% of either (i) the value attributed to one share of Legacy Celularity Series B Preferred Stock upon a consummation of a change of control or the closing of a strategic transaction or (ii) the price at which one share of Legacy Celularity common stock is sold to the public in an initial public offering. As amended on March 16, 2020, the warrants are exercisable on the first to occur of (a) March 16, 2025, (b) the consummation of Legacy Celularity’s initial public offering, (c) the consummation of a change of control and (d) the closing of a strategic transaction pursuant to which Legacy Celularity’s stockholders exchange their existing shares of capital stock in Legacy Celularity for shares in a company whose shares are listed on a national stock exchange.
[2]	The warrants are exercisable at a price of $7.53 per share on the first to occur of: (a) the 60-month anniversary of the date of issuance of the warrants, (b) the consummation of an agreement for a public exit event, and (c) the consummation of a change of control.